Leases - Schedule of Undiscounted Future Lease Payments Under Sales-Type Lease Receivables from Customers (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Undiscounted Future Lease Payments Under Sales-Type Lease Receivables from Customers [Abstract]
Less than 1 year	$ 154,947	$ 203,381
From 1 to 2 years	115,283	145,450
From 2 to 3 years	67,410	91,868
From 3 to 4 years	6,295	50,887
From 4 to 5 years		6,294
Total	$ 343,935	$ 497,880